Due to Related Party (Details Narrative) - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Due to related party	$ 923,457	$ 597,242
Content Checked Inc [Member]
Due to related party		$ 597,242	$ 145,979